Fair value measurements	12 Months Ended
Dec. 31, 2022
Fair value measurements
Fair value measurements

4.  Fair value measurements

The only financial assets and liabilities measured at fair value after initial recognition are the derivative financial instruments. Fair value is the price that would be received from sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

(i)	In the principal market for the asset or liability, or
(ii)	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Company.

The fair value of an asset or a liability is assessed using the course of thought which market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The assessment of a non-financial asset’s fair value considers the market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

●	Level 1 — Quoted (unadjusted) prices in active markets for identical assets or liabilities.
●	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
●	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Set out below, is a comparison by class of the carrying amounts and fair values of the Company’s financial instruments, other than those for which carrying amounts are reasonable approximations of fair values:

	Carrying amount				Fair value
	December 31,		December 31,		December 31,		December 31,
	2022		2021		2022		2021
Assets
Derivative financial Instruments	US$	1,585	US$	1,398	US$	1,585	US$	1,398

Liabilities
Financial debt (Interest-bearing loans and borrowings)		(272,194)		(305,373)		(282,868)		(302,876)
Derivative financial Instruments		—		—		—		—
Total	US$	(270,609)	US$	(303,975)	US$	(281,283)	US$	(301,478)

The following table summarizes the fair value measurements by hierarchy as of December 31, 2022:

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Interest rate Caps	US$	—	US$	1,585	US$	—	US$	1,585
Liabilities
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**		—		(282,868)		—		(282,868)
Net	US$	—	US$	(281,283)	US$	—	US$	(281,283)

** SOFR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

The following table summarizes the fair value measurements by hierarchy as of December 31, 2021:

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Interest rate Caps	US$	—	US$	1,398	US$	—	US$	1,398
Liabilities
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**		—		(302,876)		—		(302,876)
Net	US$	—	US$	(301,478)	US$	—	US$	(301,478)

** LIBOR, SOFR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

The following table summarizes the losses from derivatives financial instruments recognized in the consolidated statements of operations for the years ended December 31, 2022, 2021 and 2020:

Instrument	Financial statements caption	2022		2021		2020
Jet fuel Asian call options contracts	Fuel	US$	—	US$	(619)	US$	(931)
Jet fuel Zero-Cost collars contracts	Fuel		—		—		(38,122)
Jet fuel Asian call options contracts	Finance cost		—		—		(557)
Jet fuel Zero-Cost collars contracts	Finance cost		—		—		(18,573)
Interest rate cap	Finance cost		(161)		(69)		(78)
Total		US$	(161)	US$	(688)	US$	(58,261)

The following table summarizes the net gain (loss) on CFH before taxes recognized in the consolidated statements of comprehensive income for the years ended December 31, 2022, 2021 and 2020:

Consolidated statements of other comprehensive income (loss)

	Financial
Instrument	statements caption	2022		2021		2020
Jet fuel Asian call options contracts	OCI	US$	—	US$	601	US$	(601)
Jet fuel Zero cost collars	OCI		—		484		(7,572)
Interest rate cap	OCI		336		(128)		(34)
Non derivative financial instruments*	OCI		—		79,076		(79,824)
Total		US$	336	US$	80,033	US$	(88,031)

*As of December 31, 2021, includes the effect of the discontinuation of the hedging strategies by US$109 million as described in note 3b (i).